Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance. For further information concerning Cheniere’s pay for performance philosophy and how Cheniere aligns executive compensation with performance, see “Compensation Discussion and Analysis” beginning on page 40. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.
TABULAR DISCLOSURE OF COMPENSATION ACTUALLY PAID VERSUS PERFORMANCE

The following table discloses information on “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and (on average) to our other NEOs
(Non-PEO
NEOs) during the specified years alongside our total shareholder return (“TSR”) and net income, as well as Consolidated Adjusted EBITDA, a Company-selected financial measure. The Company identified Consolidated Adjusted EBITDA as our Company-Selected Measure, given its prominence in our description of core operating performance through earnings releases and conference calls, as described in more detail beginning on page 42, as well as our belief that generation of Consolidated Adjusted EBITDA, along with efficient use of capital, will drive total shareholder return over time. Because the majority of our executives’ variable pay is delivered as equity-based awards that align the interests of our NEOs with the key drivers of long-term growth and creation of shareholder value, PEO and average other NEO CAP is correlated with changes in share price and/or ATSR over the applicable measurement periods, with Consolidated Adjusted EBITDA contributing to investor and other stakeholder assessment of sequential performance and operating trends of the Company. While the Company does not use Consolidated Adjusted EBITDA as an explicit performance measure in the overall executive compensation program, the measure of Consolidated Adjusted EBITDA is highly correlated and aligned with other performance measures used in the Company’s executive compensation program, including Scorecard EBITDA and Cumulative Distributable Cash Flow Per Share. As discussed in Compensation Discussion and Analysis—Components of our Executive Compensation Program, Scorecard EBITDA excludes from Consolidated Adjusted EBITDA incremental cash settlement expenses related to certain long term incentive awards granted to NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years. Consolidated Adjusted EBITDA is a non-GAAP
financial measure. For a definition of Consolidated Adjusted EBITDA and a reconciliation of this non-GAAP
measures to net income (loss), the most directly comparable GAAP financial measure, please see Appendix D.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR (a)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (1) (b)	CAP TO PEO (2) (c)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (3) (d)	AVERAGE CAP TO NON-PEO NEOS (4) (e)	TOTAL CUMULATIVE SHAREHOLDER RETURN (5) (f)	PEER GROUP TOTAL CUMULATIVE SHAREHOLDER RETURN (6) (g)	NET INCOME (LOSS) (MILLIONS) (7) (h)	CONSOLIDATED ADJUSTED EBITDA (NON-GAAP) (MILLIONS) (8) (i)

2023	$21,565,074	$49,987,486	$5,944,993	$13,030,436	$286	$174	$12,059	$8,771

2022	$22,608,390	$77,025,086	$5,774,056	$17,851,473	$248	$158	$2,635	$11,564

2021	$18,091,084	$64,767,515	$5,302,041	$13,751,700	$167	$107	$(1,565)	$4,867

2020	$14,893,339	$13,083,721	$4,922,878	$2,827,851	$98	$74	$501	$3,961

(1)	For 2023, 2022, 2021 and 2020, the PEO was Jack A. Fusco.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Fusco, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fusco during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Fusco’s total compensation for each year to determine the CAP:

PEO SUMMARY COMPENSATION TABLE (“SCT”) TOTAL TO CAP RECONCILIATION

YEAR	REPORTED SCT TOTAL FOR PEO	REPORTED VALUE OF EQUITY-BASED AWARDS (a)	EQUITY-BASED AWARD ADJUSTMENTS (b)	CAP TO PEO

2023	$21,565,074	$(15,955,533)	$44,377,945	$49,987,486

2022	$22,608,390	$(16,585,377)	$71,002,073	$77,025,086

2021	$18,091,084	$(12,608,398)	$59,284,829	$64,767,515

2020	$14,893,339	$(9,509,961)	$7,700,343	$13,083,721

(a)	The grant date fair value of equity-based awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity-based award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions initially used to calculate the fair value of equity-based awards containing a market condition of ATSR are based on fair value assigned to the market metric using a Monte Carlo model as of the grant date. For each subsequent measurement date, adjustments have been made to equity-based award valuation using the stock price as of the measurement date and updated assumptions related to dividend yield, stock volatility and risk-free rates. The grant date fair value of equity-based awards containing performance and service-based conditions initially assumes target performance and the stock price at the date of grant, with subsequent measurements incorporating actual or forecast adjustments for performance and changes in stock price at each measurement date, as relevant.

The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS

2023	$18,833,120	$25,702,096	$—	$(157,271)	$—	$—	$44,377,945

2022	$22,843,764	$44,199,361	$—	$3,958,948	$—	$—	$71,002,073

2021	$20,255,894	$37,414,436	$—	$1,614,499	$—	$—	$59,284,829

2020	$10,567,005	$(630,778)	$—	$(2,235,884)	$—	$—	$7,700,343

(3)
Our
Non-PEO
NEOs in the table above were the following individuals: (i) for 2023, Zach Davis, Anatol Feygin, Corey Grindal and Sean N. Markowitz; (ii) for 2022 and 2021, Zach Davis, Anatol Feygin, Sean N. Markowitz and Aaron Stephenson; and (iii) for 2020, Zach Davis, Anatol Feygin, Sean N. Markowitz, Aaron Stephenson and Michael Wortley, our previous Chief Financial Officer.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the
Non-PEO
NEOs as a group during the applicable year, and in 2020 reflects the impact of certain award forfeitures in connection with the resignation of Michael Wortley, our previous Chief Financial Officer. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the CAP, using the same methodology described above in Note 2:

AVERAGE
NON-PEO
NEO SCT TOTAL TO CAP RECONCILIATION

YEAR	AVERAGE REPORTED SCT TOTAL FOR NON- PEO NEO	AVERAGE REPORTED VALUE OF EQUITY-BASED AWARDS	AVERAGE EQUITY- BASED AWARD ADJUSTMENTS (a)	AVERAGE CAP TO NON-PEO NEO

2023	$5,944,993	$(3,860,018)	$10,945,461	$13,030,436

2022	$5,774,056	$(3,620,785)	$15,698,202	$17,851,473

2021	$5,302,041	$(3,552,517)	$12,002,176	$13,751,700

2020	$4,922,878	$(2,563,263)	$468,236	$2,827,851

(a)	The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS

2023	$4,556,175	$6,311,701	$—	$77,585	$—	$—	$10,945,461

2022	$4,972,107	$9,811,733	$17,509	$896,853	$—	$—	$15,698,202

2021	$5,372,557	$6,147,462	$14,605	$467,552	$—	$—	$12,002,176

2020	$1,740,632	$(82,266)	$5,629	$(707,199)	$(488,560)	$—	$468,236

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the period December 31, 2019 through the end of the applicable measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of the applicable measurement period and December 31, 2019, by the Company’s share price at December 31, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is as described on page 58.

(7)
The dollar amounts reported represent the amount of net income (loss), as reported in the Company’s consolidated financial statements included in our 2023 and 2022 Annual Reports on Form
10-K.
The Company does not use net income as a performance measure in its executive compensation program.

(8)
Consolidated Adjusted EBITDA is calculated by taking net income attributable to common stockholders before net income attributable to non-controlling
interest, interest expense, net of capitalized interest, taxes, depreciation and amortization, and adjusting for the effects of certain non-cash
items, other
non-operating
income or expense items, and other items not otherwise predictive or indicative of ongoing operating performance, including the effects of modification or extinguishment of debt, impairment expense and loss on disposal of assets, changes in the fair value of our commodity and FX derivatives prior to contractual delivery or termination, and non-cash
compensation expense. The change in fair value of commodity and FX derivatives is considered in determining Consolidated Adjusted EBITDA given that the timing of recognizing gains and losses on these derivative contracts differs from the recognition of the related item economically hedged. While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Consolidated Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote	Our
Non-PEO
	NEOs in the table above were the following individuals: (i) for 2023, Zach Davis, Anatol Feygin, Corey Grindal and Sean N. Markowitz; (ii) for 2022 and 2021, Zach Davis, Anatol Feygin, Sean N. Markowitz and Aaron Stephenson; and (iii) for 2020, Zach Davis, Anatol Feygin, Sean N. Markowitz, Aaron Stephenson and Michael Wortley, our previous Chief Financial Officer.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is as described on page 58.
PEO Total Compensation Amount	$ 21,565,074	$ 22,608,390	$ 18,091,084	$ 14,893,339
PEO Actually Paid Compensation Amount	$ 49,987,486	77,025,086	64,767,515	13,083,721
Adjustment To PEO Compensation, Footnote
PEO SUMMARY COMPENSATION TABLE (“SCT”) TOTAL TO CAP RECONCILIATION

YEAR	REPORTED SCT TOTAL FOR PEO	REPORTED VALUE OF EQUITY-BASED AWARDS (a)	EQUITY-BASED AWARD ADJUSTMENTS (b)	CAP TO PEO

2023	$21,565,074	$(15,955,533)	$44,377,945	$49,987,486

2022	$22,608,390	$(16,585,377)	$71,002,073	$77,025,086

2021	$18,091,084	$(12,608,398)	$59,284,829	$64,767,515

2020	$14,893,339	$(9,509,961)	$7,700,343	$13,083,721

(a)	The grant date fair value of equity-based awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
The equity-based award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity-based awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions initially used to calculate the fair value of equity-based awards containing a market condition of ATSR are based on fair value assigned to the market metric using a Monte Carlo model as of the grant date. For each subsequent measurement date, adjustments have been made to equity-based award valuation using the stock price as of the measurement date and updated assumptions related to dividend yield, stock volatility and risk-free rates. The grant date fair value of equity-based awards containing performance and service-based conditions initially assumes target performance and the stock price at the date of grant, with subsequent measurements incorporating actual or forecast adjustments for performance and changes in stock price at each measurement date, as relevant.

The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS

2023	$18,833,120	$25,702,096	$—	$(157,271)	$—	$—	$44,377,945

2022	$22,843,764	$44,199,361	$—	$3,958,948	$—	$—	$71,002,073

2021	$20,255,894	$37,414,436	$—	$1,614,499	$—	$—	$59,284,829

2020	$10,567,005	$(630,778)	$—	$(2,235,884)	$—	$—	$7,700,343

Non-PEO NEO Average Total Compensation Amount	$ 5,944,993	5,774,056	5,302,041	4,922,878
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,030,436	17,851,473	13,751,700	2,827,851
Adjustment to Non-PEO NEO Compensation Footnote
AVERAGE
NON-PEO
NEO SCT TOTAL TO CAP RECONCILIATION

YEAR	AVERAGE REPORTED SCT TOTAL FOR NON- PEO NEO	AVERAGE REPORTED VALUE OF EQUITY-BASED AWARDS	AVERAGE EQUITY- BASED AWARD ADJUSTMENTS (a)	AVERAGE CAP TO NON-PEO NEO

2023	$5,944,993	$(3,860,018)	$10,945,461	$13,030,436

2022	$5,774,056	$(3,620,785)	$15,698,202	$17,851,473

2021	$5,302,041	$(3,552,517)	$12,002,176	$13,751,700

2020	$4,922,878	$(2,563,263)	$468,236	$2,827,851

(a)	The amounts deducted or added in calculating the equity-based award adjustments are as follows:

YEAR	YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS	FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR	YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION	TOTAL AWARD ADJUSTMENTS

2023	$4,556,175	$6,311,701	$—	$77,585	$—	$—	$10,945,461

2022	$4,972,107	$9,811,733	$17,509	$896,853	$—	$—	$15,698,202

2021	$5,372,557	$6,147,462	$14,605	$467,552	$—	$—	$12,002,176

2020	$1,740,632	$(82,266)	$5,629	$(707,199)	$(488,560)	$—	$468,236

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Consolidated Adjusted EBITDA
Absolute TSR
Cumulative Distributable Cash Flow per Share

Total Shareholder Return Amount	$ 286	248	167	98
Peer Group Total Shareholder Return Amount	174	158	107	74
Net Income (Loss)	$ 12,059,000,000	$ 2,635,000,000	$ (1,565,000,000)	$ 501,000,000
Company Selected Measure Amount	8,771,000,000	11,564,000,000	4,867,000,000	3,961,000,000
PEO Name	Jack A. Fusco.
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description	For a definition of non-GAAP measures Consolidated Adjusted EBITDA and Cumulative Distributable Cash Flow per Share, please see Appendix D and Appendix B, respectively.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Distributable Cash Flow per Share
PEO | REPORTED VALUE OF EQUITYBASED AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,955,533)	$ (16,585,377)	$ (12,608,398)	$ (9,509,961)
PEO | EQUITYBASED AWARD ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,377,945	71,002,073	59,284,829	7,700,343
PEO | YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,833,120	22,843,764	20,255,894	10,567,005
PEO | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,702,096	44,199,361	37,414,436	(630,778)
PEO | FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,271)	3,958,948	1,614,499	(2,235,884)
PEO | FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | REPORTED VALUE OF EQUITYBASED AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,860,018)	(3,620,785)	(3,552,517)	(2,563,263)
Non-PEO NEO | EQUITYBASED AWARD ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,945,461	15,698,202	12,002,176	468,236
Non-PEO NEO | YEAR END VALUE OF AWARDS GRANTED IN THE APPLICABLE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,556,175	4,972,107	5,372,557	1,740,632
Non-PEO NEO | YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,311,701	9,811,733	6,147,462	(82,266)
Non-PEO NEO | FAIR VALUE AS OF VESTING DATE OF AWARDS GRANTED AND VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	17,509	14,605	5,629
Non-PEO NEO | YEAR OVER YEAR CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,585	896,853	467,552	(707,199)
Non-PEO NEO | FAIR VALUE AT THE END OF THE PRIOR YEAR OF AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(488,560)
Non-PEO NEO | VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON UNVESTED AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0